Paycheck Protection Program Loan	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Paycheck Protection Program Loan [Abstract]
Paycheck protection program loan

11. Paycheck protection program loan

PPP Loans

The Company received loan proceeds in the amount of approximately $145,683 on May 1, 2020. The Company received loan proceeds on the second advance under the PPP in February 2021 totaling $148,975. The PPP, established as part of the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”), provides for loans to qualifying businesses for amounts up to 2.5 times of the average monthly payroll expenses of the qualifying business. The loans and accrued interest are forgivable after twenty-four weeks as long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and maintains its payroll levels. The amount of loan forgiveness will be reduced if the borrower terminates employees or reduces salaries during the period.

The Company was granted forgiveness of $126,546 on the original PPP loan. As a result, the Company recorded a gain on PPP forgiveness in the amount of $126,546 during the year ended December 31, 2020. The unforgiven portion of the PPP loan totaling $19,137 is payable over five years at an interest rate of 1%, with a deferral of payments for the first twelve months. As of March 31, 2024, the non-current portion is $759 and the current portion is $5,304.

In November 2021, the Company was granted forgiveness on the full $148,975 of the second advance under the PPP.

During the three months ended March 31, 2024, the Company repaid $833 on the PPP loan.

14. Paycheck protection program loan

PPP Loans

The Company received loan proceeds in the amount of approximately $145,683 on May 1, 2020. The Company received loan proceeds on the second advance under the PPP in February 2021 totaling $148,975. The PPP, established as part of the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”), provides for loans to qualifying businesses for amounts up to 2.5 times of the average monthly payroll expenses of the qualifying business. The loans and accrued interest are forgivable after twenty-four weeks as long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and maintains its payroll levels. The amount of loan forgiveness will be reduced if the borrower terminates employees or reduces salaries during the period.

The Company was granted forgiveness of $126,546 on the original PPP loan. As a result, the Company recorded a gain on PPP forgiveness in the amount of $126,546 during the year ended December 31, 2020. The unforgiven portion of the PPP loan totaling $19,137 is payable over five years at an interest rate of 1%, with a deferral of payments for the first twelve months.

As of December 31, 2023, the non-current portion is $1,592 and the current portion is $5,304.

In November 2021, the Company was granted forgiveness on the full $148,975 of the second advance under the PPP.

During the year ended December 31, 2023, the Company repaid $4,970 on the PPP loan.